Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($)	Feb. 29, 2024	Aug. 31, 2023
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets under operating leases	$ 18	$ 24
Operating lease liabilities, current	31	24
Operating lease liabilities, non-current	6	12
Total operating lease liabilities	$ 37	$ 36